Subsequent Events - Additional Information (Details) - $ / shares	1 Months Ended							12 Months Ended
	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Sep. 30, 2017	May 31, 2017	Aug. 31, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Options granted								2,759,750	264,480	2,918,993
Exercise price of options								$ 21.15	$ 8.76	$ 1.53
Each yearly anniversary from the date of the agreement | Restricted Shares
Subsequent Event [Line Items]
Vesting percentage	20.00%
Certain Management | Restricted Shares
Subsequent Event [Line Items]
Shares granted	45,000
Management and Employees
Subsequent Event [Line Items]
Options granted					158,313	1,760,368	1,157,793
Exercise price of options					$ 3.0	$ 1.74	$ 1.2
Contractual term					10 years	10 years	10 years
Vesting period						5 years	5 years
Management and Employees | Vesting anniversary year after the grant date
Subsequent Event [Line Items]
Vesting percentage						20.00%	20.00%
Two Thousand Seventeen Equity Incentive Plan | Management and Employees
Subsequent Event [Line Items]
Options granted				101,584				2,759,750
Exercise price of options				$ 18.0
Contractual term				10 years				10 years
Vesting period				5 years				5 years
Two Thousand Seventeen Equity Incentive Plan | Management and Employees | Vesting anniversary year after the grant date
Subsequent Event [Line Items]
Vesting percentage				20.00%				20.00%
Subsequent Event | Independent Directors | Restricted Shares
Subsequent Event [Line Items]
Shares granted			50,000
Subsequent Event | Two Thousand Seventeen Equity Incentive Plan | Management and Employees
Subsequent Event [Line Items]
Options granted		5,000
Exercise price of options		$ 29.12
Contractual term		10 years
Vesting period		3 years
Subsequent Event | Two Thousand Seventeen Equity Incentive Plan | Management and Employees | Vesting anniversary year after the grant date
Subsequent Event [Line Items]
Vesting percentage		33.33%
Scenario, Forecast | Two Thousand Seventeen Equity Incentive Plan | Management and Employees
Subsequent Event [Line Items]
Options granted	168,500
Exercise price of options	$ 27.75
Contractual term	10 years
Vesting period	5 years
Scenario, Forecast | Two Thousand Seventeen Equity Incentive Plan | Management and Employees | Vesting anniversary year after the grant date
Subsequent Event [Line Items]
Vesting percentage	20.00%